Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Activities:
Net earnings, including noncontrolling interests	$ 422	$ 395	$ 209
Adjustments:
Depreciation and amortization	(68)	(59)	(67)
Annuity benefits	1,192	1,151	998
Realized (gains) losses on investing activities	(363)	(132)	105
Net sales of trading securities	12	3	59
Deferred annuity and life policy acquisition costs	(155)	(206)	(263)
Amortization of insurance acquisition costs	250	202	215
Change in:
Recoverables from reinsurers	(67)	16	14
Accrued investment income	57	(9)	(35)
Funds held as collateral	226	(474)	286
Other assets	(64)	112	(71)
Life, accident and health reserves	(4)	(23)	(23)
Liability for funds held as collateral	(226)	474	(286)
Other liabilities	51	(42)	11
Other operating activities, net	58	(74)	(84)
Net cash provided by operating activities	1,321	1,334	1,068
Investing Activities:
Purchases of fixed maturities	(7,615)	(6,177)	(7,898)
Purchases of equity securities	(229)	(126)	(326)
Purchases of mortgage loans	(243)	(407)	(142)
Purchases of equity options — indexed annuities	(544)	(600)	(567)
Purchases of other investments	(249)	(220)	(296)
Purchases of real estate, property and equipment	(8)	(8)	(15)
Proceeds from maturities and redemptions of fixed maturities	4,100	3,215	3,551
Proceeds from repayments of mortgage loans	68	118	155
Proceeds from sales of fixed maturities	3,065	801	447
Proceeds from sales of equity securities	284	214	121
Proceeds from settlement of equity options — fixed indexed annuities	873	666	786
Proceeds from sales of other investments	79	65	122
Other investing activities, net	3	10	10
Net cash used in investing activities	(416)	(2,449)	(4,052)
Financing Activities:
Annuity receipts	4,087	4,960	5,407
Ceded annuity receipts	(492)	0	0
Annuity surrenders, benefits and withdrawals	(3,546)	(3,358)	(2,916)
Ceded annuity surrenders, benefits and withdrawals	206	0	0
Net transfers from variable annuity assets	61	60	47
Cash transferred in reinsurance	(554)	0	0
Advances from Federal Home Loan Bank	200	0	225
Repayments to Federal Home Loan Bank	(165)	0	0
Cash dividends paid	(285)	(140)	(60)
Other financing activities, net	0	(2)	(1)
Net cash provided by (used in) financing activities	(488)	1,520	2,702
Net Change in Cash and Cash Equivalents	417	405	(282)
Cash and cash equivalents at beginning of period	734	329	611
Cash and cash equivalents at end of period	$ 1,151	$ 734	$ 329